Equity - Additional Information (Detail) € in Millions		12 Months Ended
	Feb. 25, 2015 BRL	Dec. 31, 2015 BRL shares	Dec. 31, 2014 BRL shares	Dec. 31, 2013 BRL shares	Sep. 01, 2015 BRL	Mar. 30, 2015 BRL shares	Mar. 30, 2015 EUR (€) shares	May. 05, 2014 BRL	Feb. 27, 2012 shares
Shareholders Equity [Line Items]
Subscribed and paid-in capital		BRL 21,438,374,000	BRL 21,438,220,000					BRL 21,431,109,000
Maximum amount of shares capital authorized		BRL 34,038,701,741,490
Legal top limit for the issuance of new non voting preferred stock		66.70%
Increase in capital	BRL 154,000
Treasury shares		BRL 5,531,092,000	BRL 2,367,552,000
Treasury shares | shares		150,094,000	15,706,000
Securities issued in exchange						BRL 3,163,000,000	€ 897
Increase in net asset related to merger of TmarPart					BRL 1,105,180,000
Preferred dividend description		Preferred shares are nonvoting, except in the cases specified in paragraphs 1-3 of Article 12 of the Bylaws, but are assured priority in the payment of the noncumulative minimum dividends equal to the higher of 6% per year of the amount obtained by dividing capital stock by the total number of shares of the Company or 3% per year of the amount obtained by dividing book equity by the total number of shares of the Company.
Allocation of loss			BRL 4,407,711,000
Allocated loss		BRL (9,159,343,000)	(4,781,720,000)	BRL 604,423,000
Share issuance costs		377,429,000	BRL 253,045,000
Share issuance costs, taxes		194,464,000
Amount subject to Allocation
Shareholders Equity [Line Items]
Allocated loss		(4,934,908,000)
Reclassifications
Shareholders Equity [Line Items]
Treasury shares								BRL 263,028,000
Common Stock
Shareholders Equity [Line Items]
Treasury stock held | shares									24,647,867
Treasury shares		BRL 5,208,938,000		BRL 880,378,000
Treasury shares | shares		148,282,000	8,425,000	84,251,000		474,348,720	474,348,720
Allocated loss		BRL (3,947,142,000)	BRL (1,569,149,000)	BRL 189,711,000
Common Stock | Reverse Stock Split
Shareholders Equity [Line Items]
Treasury shares | shares						47,434,872	47,434,872
Preferred Stock
Shareholders Equity [Line Items]
Treasury shares		BRL 59,125,000		BRL 1,224,146,000
Treasury shares | shares		1,812,000	7,281,000	72,808,000		948,697,440	948,697,440
Allocated loss		BRL (5,212,201,000)	BRL (3,212,571,000)	BRL 414,712,000
Preferred Stock | Reverse Stock Split
Shareholders Equity [Line Items]
Treasury shares | shares						94,869,744	94,869,744
Capital Reserve
Shareholders Equity [Line Items]
Allocation of loss			383,527,000
Accumulated losses
Shareholders Equity [Line Items]
Allocation of loss			BRL 4,024,184,000